Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Disclosure of income expense	The following table summarises the major components of income tax expense for the periods presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Current tax:
Current tax charge	636	596	555
Adjustment in respect of current tax from prior periods	(9)	(38)	(10)
Total current tax	627	558	545
Deferred tax:
Relating to the origination and reversal of temporary differences	27	(71)	11
Adjustment in respect of deferred income tax from prior periods	3	2	(22)
Relating to changes in tax rates or the imposition of new taxes	(67)	3	—
Total deferred tax	(37)	(66)	(11)
Income tax charge per the consolidated income statement	590	492	534

Disclosure of income tax relating to components of other comprehensive income	The following table summarises the taxes on items recognised in other comprehensive income and directly within equity for the periods presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges and other reserves	(24)	—	11
Deferred tax on net gain/loss on pension plan remeasurements	1	16	(43)
Current tax on net gain/loss on pension plan remeasurements	—	—	8
Total taxes charged/(credited) to OCI	(23)	16	(24)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): cash flow hedges	3	(7)	(31)
Deferred tax charge/(credit): share-based compensation	6	—	(1)
Total taxes charged/(credited) to equity	9	(7)	(32)

Disclosure of effective income tax rate reconciliation	The Parent Company of the Group
is a UK company.
Accordingly, the following tables provide reconciliations of the Group’s income tax expense at the UK statutory tax rate to the actual income tax expense for the periods presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Accounting profit before tax from continuing operations	2,569	1,936	2,203
Tax expense at the UK statutory rate	642	484	518
Taxation of foreign operations, net(A)	14	28	43
Non-deductible expense items for tax purposes	—	16	15
Rate and law change impact, net(B)	(69)	3	—
Deferred taxes not recognised	9	(3)	(10)
Adjustment in respect of prior periods	(6)	(36)	(32)
Total provision for income taxes	590	492	534
(A)This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 25.0% (2024: 25.0%; 2023: 23.5%).
(B)In 2025, Germany and Portugal both enacted law changes that reduced their corporate income tax rates in the future. The Group remeasured its deferred tax liabilities to reflect the impact of these changes. In
2024, New Zealand enacted a law change that removed tax depreciation from commercial properties from
1 April 2024. The Group recognised a deferred tax expense of €3 million to reflect the impact of this change.

Disclosure of deferred tax liabilities and assets	The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the periods presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Tax losses	Employee and retiree benefit accruals	Tax credits	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2023	3,191	248	8	(11)	(80)	(24)	45	3,377
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(27)	(25)	1	(9)	4	—	(13)	(69)
Effect of tax rate changes on income statement	—	3	—	—	—	—	—	3
Amounts charged/(credited) directly to OCI	—	—	—	—	16	—	—	16
Amount charged/(credited) to equity	—	—	(7)	—	—	—	—	(7)
Acquired through business combinations	116	143	(69)	—	(10)	—	(10)	170
Balance sheet reclassifications	8	3	(1)	—	—	—	(10)	—
Effect of movements in foreign exchange	(10)	1	(1)	—	—	—	(6)	(16)
As at 31 December 2024	3,278	373	(69)	(20)	(70)	(24)	6	3,474
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	30	(34)	62	(42)	14	(1)	1	30
Effect of tax rate changes on income statement	(62)	(5)	—	—	2	—	(2)	(67)
Amounts charged/(credited) directly to OCI	—	—	(24)	—	1	—	—	(23)
Amount charged/(credited) to equity	—	—	3	—	6	—	—	9
Balance sheet reclassifications	—	3	—	(2)	2	—	(5)	(2)
Effect of movements in foreign exchange	(104)	(14)	4	5	—	—	4	(105)
As at 31 December 2025	3,142	323	(24)	(59)	(45)	(25)	4	3,316
Analysed as follows:
						As at 31 December 2024		As at 31 December 2025
Deferred tax asset						(24)		(5)
Deferred tax liability						3,498		3,321

Disclosure of maturity of unrecognized tax losses, tax credits and deductible temporary differences	The gross and tax effected amounts including expiry dates, where applicable, of unrecognised losses, tax credits and deductible temporary differences available for carry forward are as follows:

	Year ended 31 December
	2025		2024		2023
	€ million		€ million		€ million
	Gross amount	Tax effected	Gross amount	Tax effected	Gross amount	Tax effected
Tax losses expiring:
Within 10 years	17	4	4	1	—	—
Beyond 10 years	3	1	3	1	3	1
No time limit	846	203	1,261	253	1,391	264
	866	208	1,268	255	1,394	265
Tax credits expiring:
Within 10 years	57	57	60	60	57	57
Beyond 10 years	29	29	33	33	35	35
	86	86	93	93	92	92
Deductible temporary differences
No time limit	27	6	12	3	17	4
	27	6	12	3	17	4
Total	979	300	1,373	351	1,503	361